Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 22,411,815
Balance end	22,815,328	R$ 22,411,815
Lease Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	4,677,150	5,346,449
Additions	879,180	968,033
Remeasurement	(223,342)	(542,803)
Depreciation	(745,866)	(1,094,529)
Balance end	R$ 4,587,122	R$ 4,677,150
Amortization percentage per year	9.55%	12.21%
Lease Stores And Kiosks 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 833,391	R$ 639,210
Additions	514,188	368,426
Remeasurement	(22,824)	(37,346)
Depreciation	(158,612)	(136,899)
Balance end	R$ 1,166,143	R$ 833,391
Amortization percentage per year	10.34%	11.72%
Lease Land Network 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 2,351,706	R$ 2,393,792
Additions	227,158	835,246
Remeasurement	(205,500)	(363,667)
Depreciation	(370,837)	(513,665)
Balance end	R$ 2,002,527	R$ 2,351,706
Amortization percentage per year	8.86%	12.54%
Lease Fiber [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 796,365	R$ 1,006,082
Additions	886,074	282,486
Remeasurement
Depreciation	(490,171)	(492,203)
Balance end	R$ 1,192,268	R$ 796,365
Amortization percentage per year	14.24%	8.33%
Right Of Use In Lease 1 [Member]
IfrsStatementLineItems [Line Items]
Balance beginning	R$ 8,658,612	R$ 9,385,533
Additions	2,506,600	2,454,191
Remeasurement	(451,666)	(943,816)
Depreciation	(1,765,486)	(2,237,296)
Balance end	R$ 8,948,060	R$ 8,658,612